OTHER INVESTMENTS (Schedule of Equity Investments Designated) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated as FVTOCI	$ 15,733	$ 8,750
Equity investments designated as FVTPL	15,733	8,750
Public companies [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated as FVTOCI	2,966	6,633
Equity investments designated as FVTPL	10,478
Private companies [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated as FVTOCI	$ 2,289	$ 2,117